Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Schedule of lease liabilities
Balance at the beginning of the period / year	89,781,180	87,511,733
Rent waiver	Nil	(6,126,800)
Interest charged during the period / year	5,199,006	11,774,031
Repayment during the period / year	(3,056,444)	(3,377,784)
Balance at the end of the period / year	91,923,742	89,781,180

1) The analysis of lease liability is as follows:
Current	9,872,066	8,976,452
Non-Current	82,051,676	80,804,728

(Figures in USD)	2022	2021
Balance at the beginning of the year	89,781,180	87,511,733
Rent waiver	Nil	(6,126,800)
Interest charged during the year	10,398,008	11,774,031
Repayment during the year	(9,305,777)	(3,377,784)
Balance at the end of the year	90,873,411	89,781,180
1) The analysis of lease liability is as follows
Current	6,316,342	8,976,452
Non-Current	84,557,069	80,804,728

Balance at the beginning of the year	87,511,733	30,779,138
Additions during the year	Nil	55,565,863
Rent waiver	(6,126,800)	Nil
Interest charged during the year	11,774,031	3,525,982
Repayment during the year	(3,377,784)	(2,359,250)
Balance at the end of the year	89,781,180	87,511,733
1) The analysis of lease liability is as follows:
Current	8,976,452	2,591,557
Non-Current	80,804,728	84,920,176

Balance at the beginning of the year	30,779,138	30,221,426
Additions during the year	55,565,863	Nil
Interest charged during the year	3,525,982	2,871,035
Lease rentals during the year	(2,359,250)	(2,313,323)
Balance at the end of the year	87,511,733	30,779,138

Current	2,591,557	2,154,878
Non-Current	84,920,176	28,624,260

Balance at the beginning of the year	30,221,426	29,670,676
Interest charged during the year	2,871,035	2,818,714
Repayment during the year	(2,313,323)	(2,267,964)
Balance at the end of the year	30,779,138	30,221,426

1) The analysis of lease liability is as follows:

Current	2,154,878	2,112,624
Non-Current	28,624,260	28,108,802

Balance at the beginning of the year	29,670,676	29,127,095
Interest charge	2,818,714	2,767,074
Repayment during the year	(2,267,964)	(2,223,494)
Balance at the end of the year	30,221,426	29,670,676

a) The analysis of lease liability is as follows:

Current	2,112,624	2,071,200
Non-Current	28,108,802	27,599,476

Schedule of reduction lease liability
	Lease payments		Present value of minimum lease payments
	2022	2021	2022	2021
Not later than one year	4,439,169	8,704,253	2,714,066	5,978,847
Later than one year and	18,662,445	36,593,030	8,582,236	18,899,037
not later than five years
Later than five years	466,294,070	849,825,794	80,627,440	64,903,296
	489,395,684	895,123,077	91,923,742	89,781,180
Finance costs	(397,471,942)	(805,341,897)	Nil	Nil
Present value of minimum lease payments	91,923,742	89,781,180	91,923,742	89,781,180

	Lease payments		Present value of minimum lease payments
	2022	2021	2022	2021
Not later than one year	8,878,338	8,704,253	5,428,131	5,978,847
Later than one year and not later than five years	37,324,891	36,593,030	17,164,474	18,899,037
Later than five years	839,614,067	849,825,794	68,280,806	64,903,296
	885,817,296	895,123,077	90,873,411	89,781,180
Finance costs	(794,943,885)	(805,341,897)	Nil	Nil
Present value of minimum lease payments	90,873,411	89,781,180	90,873,411	89,781,180

	Lease payments		Present value of minimum lease payments
	2021	2020	2021	2020
Not later than one year	8,704,253	8,533,582	5,978,847	6,586,405
Later than one year and not later than five years	36,593,030	35,875,519	18,899,037	20,812,094
Later than five years	849,825,794	858,043,766	64,903,296	60,113,234
	895,123,077	902,452,867	89,781,180	87,511,733
Finance costs	(805,341,897)	(814,941,134)	Nil	Nil
Present value of minimum lease payments	89,781,180	87,511,733	89,781,180	87,511,733

	Lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
Not later than one year	8,533,582	2,359,590	6,586,405	2,154,878
Later than one year and not later than five years	35,875,519	9,919,810	20,812,094	7,241,240
Later than five years	858,043,766	213,469,800	60,113,234	21,383,020
	902,452,867	225,749,200	87,511,733	30,779,138
Finance costs	(814,941,134)	(194,970,062)	Nil	Nil
Present value of minimum lease payments	87,511,733	30,779,138	87,511,733	30,779,138

	lease payments		Present value of minimum lease payments
	2019	2018	2019	2018

Not later than one year	2,359,590	2,313,324	2,154,878	2,112,624
Later than one year and not later than five years	9,919,810	9,725,304	7,241,240	7,099,256
Later than five years	213,469,800	216,023,896	21,383,020	21,009,546
	225,749,200	228,062,524	30,779,138	30,221,426
Finance costs	(194,970,062)	(197,841,098)	Nil	Nil
Present value of minimum lease payments	30,779,138	30,221,426	30,779,138	30,221,426

	Minimum lease payments		Present value of Minimum lease payments
	2018	2017	2018	2017

Not later than one year	2,313,323	2,267,964	2,112,624	2,071,200
Later than one year and not later than five years	9,725,304	9,534,612	7,099,255	6,960,054
Later than five years	216,023,896	218,527,911	21,009,546	20,639,421
	228,062,523	230,330,487	30,221,425	29,670,675
Finance costs	(197,841,098)	(200,659,812)	-	-
Present value of minimum lease payments	30,221,425	29,670,675	30,221,425	29,670,675